Shareholders Equity (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at Mar. 02, 2011
Beginning Balance, shares at Mar. 02, 2011
Issuance of common stock to founders, March 2, 2011 valued at $0.0001 per share, contribution at $0.00010	8,000,000	800			800
Net loss				(4,619)	(3,819)
Ending Balance, amount at Dec. 31, 2011		$ 800		$ (4,619)	$ (3,819)
Ending Balance, shares at Dec. 31, 2011	8,000,000